Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-Based Compensation
Share-Based Compensation

19. Share-Based Compensation

Share incentive plan

From 2010 to 2015, the Group granted 24,731,467 share options, in aggregate, under the Share Incentive Plan. As of December 31, 2019, all the options had been vested and the relating share compensation expense had been recognized in the consolidated statements of operations.

No more share option was granted during the years ended December 31, 2018, 2019 and 2020.

Share options

A summary of option activity during the year ended December 31, 2020 is presented below:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	Options	Price	Term	Options
		RMB		RMB
Outstanding, as of January 1, 2020	2,247,187	0.6	4.7	171,306
Forfeited	(4)
Exercised	(242,718)
Outstanding, as of December 31, 2020	2,004,465	0.5	3.7	148,848
Vested and expected to vest as of December 31, 2020	2,004,465	0.5	3.7	148,848
Exercisable as of December 31, 2020	2,004,465	0.5	3.7	148,848

The aggregate intrinsic values of options exercised during the year ended December 31, 2020 were RMB17,914. All the options have been vested as of December 31, 2020.

Restricted share units

Under the 2015 Plan, the Group granted 2,714,283 restricted share units to certain employees and senior management in 2020, which would vest immediately or over 1 to 4 years. A summary of the restricted share units activities under the 2015 Plan during the year ended December 31, 2020 is presented below:

	Number of
	restricted share	Weighted-Average
	units	Grant-Date Fair Value
		RMB
Outstanding, as of December 31, 2019	2,520,555	61.05

Granted	2,714,283	70.09
Vested	(1,509,768)	58.83
Forfeited	(381,659)	79.83
Cancelled	(8,479)	36.82
Outstanding and unvested, as of December 31, 2020	3,334,932	68.40

The fair value of restricted share units granted was determined based on the fair value of the Company's ordinary shares on the grant date.

As of December 31, 2020, there was RMB143,098 unrecognized compensation costs, net of estimated forfeitures, related to unvested restricted share units, which is expected to be recognized over a weighted-average period of 2.77 years.

The Group recorded compensation expenses of RMB75,862, RMB75,183 and RMB108,440 for both share options and restricted share units for the years ended December 31, 2018, 2019 and 2020, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	For Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Fulfillment	5,831	9,839	8,497
Sales and marketing	28,346	22,209	38,631
Technology and content	13,445	9,817	16,711
General and administrative	28,240	33,318	44,601

	75,862	75,183	108,440